Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

Property and equipment consisted of the following at December 31, 2014 and 2013 (in thousands):

	2014	2013	Estimated Useful Lives in Years
Equipment	$19,604	$13,848	3-7
Leasehold improvements	3,541	2,258	2-5
Furniture and fixtures	1,982	1,087	7
Computer hardware	4,249	2,680	3
Computer software	5,033	3,265	2-3
Assets not yet placed in service	495	1,034	—

Subtotal	34,904	24,172
Less accumulated depreciation and amortization	(19,822)	(14,478)

Property and equipment, net	$15,082	$9,694

Depreciation Expense on Property and Equipment, Including Leased Assets

Depreciation and amortization expense on property and equipment, including leased assets in each period was as follows (in thousands):

	For the years ended December 31,
	2014	2013	2012
Depreciation and amortization expense	$5,345	$4,189	$3,636

Property and Equipment under Capital Leases

Property and equipment under capital leases, included above, consists of the following at December 31, 2014 and 2013 (in thousands):

	2014	2013
Equipment	$8,729	$7,885
Furniture and fixtures	1,250	575
Computer hardware	2,454	1,607
Computer software	523	306
Leasehold Improvements	44	134

Subtotal	13,000	10,507
Less accumulated depreciation and amortization	(4,959)	(5,038)

Property and equipment under capital leases, net	$8,041	$5,469